CONSOLIDATED STATEMENTS OF OPERATIONS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 1,960,243,000	$ 1,744,768,000	$ 1,610,469,000
Fee and asset management	9,026,000	9,476,000	10,346,000
Total revenues	1,969,269,000	1,754,244,000	1,620,815,000
EXPENSES
Property and maintenance	412,233,000	397,573,000	365,448,000
Real estate taxes and insurance	219,743,000	209,023,000	187,895,000
Property management	82,133,000	80,087,000	71,300,000
Fee and asset management	4,279,000	4,998,000	7,345,000
Depreciation	642,415,000	608,612,000	514,200,000
General and administrative	43,606,000	39,881,000	38,985,000
Impairment	0	45,380,000	11,124,000
Total expenses	1,404,409,000	1,385,554,000	1,196,297,000
Operating income	564,860,000	368,690,000	424,518,000
Interest and other income	7,977,000	5,166,000	16,578,000
Other expenses	(14,557,000)	(11,928,000)	(6,477,000)
Interest:
Expense incurred, net	(468,320,000)	(465,792,000)	(490,670,000)
Amortization of deferred financing costs	(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit	(728,000)	(292,000)	(2,716,000)
(Loss) from investments in unconsolidated entities	0	(735,000)	(2,815,000)
Net gain on sales of unconsolidated entities	0	28,101,000	10,689,000
Net gain (loss) on sales of land parcels	4,217,000	(1,395,000)	0
(Loss) income from continuing operations	76,443,000	(88,299,000)	(63,220,000)
Discontinued operations, net	858,754,000	384,282,000	445,249,000
Net income	935,197,000	295,983,000	382,029,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(832,000)	726,000	558,000
Net income attributable to controlling interests	893,585,000	283,610,000	362,273,000
ALLOCATION OF NET INCOME:
Preference Interests and Junior Preference Units	0	0	9,000
Earnings per Unit - basic:
Weighted average Units outstanding	308,062	296,527	289,167
Earnings per Unit - diluted:
Weighted average Units outstanding	312,065	296,527	289,167
OPERATING PARTNERSHIP
REVENUES
Rental income	1,960,243,000	1,744,768,000	1,610,469,000
Fee and asset management	9,026,000	9,476,000	10,346,000
Total revenues	1,969,269,000	1,754,244,000	1,620,815,000
EXPENSES
Property and maintenance	412,233,000	397,573,000	365,448,000
Real estate taxes and insurance	219,743,000	209,023,000	187,895,000
Property management	82,133,000	80,087,000	71,300,000
Fee and asset management	4,279,000	4,998,000	7,345,000
Depreciation	642,415,000	608,612,000	514,200,000
General and administrative	43,606,000	39,881,000	38,985,000
Impairment	0	45,380,000	11,124,000
Total expenses	1,404,409,000	1,385,554,000	1,196,297,000
Operating income	564,860,000	368,690,000	424,518,000
Interest and other income	7,977,000	5,166,000	16,578,000
Other expenses	(14,557,000)	(11,928,000)	(6,477,000)
Interest:
Expense incurred, net	(468,320,000)	(465,792,000)	(490,670,000)
Amortization of deferred financing costs	(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit	(728,000)	(292,000)	(2,716,000)
(Loss) from investments in unconsolidated entities	0	(735,000)	(2,815,000)
Net gain on sales of unconsolidated entities	0	28,101,000	10,689,000
Net gain (loss) on sales of land parcels	4,217,000	(1,395,000)	0
(Loss) income from continuing operations	76,443,000	(88,299,000)	(63,220,000)
Discontinued operations, net	858,754,000	384,282,000	445,249,000
Net income	935,197,000	295,983,000	382,029,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(832,000)	726,000	558,000
Net income attributable to controlling interests	934,365,000	296,709,000	382,587,000
ALLOCATION OF NET INCOME:
Preference Units	13,865,000	14,368,000	14,479,000
Preference Interests and Junior Preference Units	0	0	9,000
General Partner	879,720,000	269,242,000	347,794,000
Limited Partners	40,780,000	13,099,000	20,305,000
Net income available to Units	$ 920,500,000	$ 282,341,000	$ 368,099,000
Earnings per Unit - basic:
Income (loss) from continuing operations available to Units	$ 0.200	$ (0.344)	$ (0.266)
Net income available to Units	$ 2.984	$ 0.952	$ 1.271
Weighted average Units outstanding	308,062	296,527	289,167
Earnings per Unit - diluted:
Income (loss) from continuing operations available to Units	$ 0.198	$ (0.344)	$ (0.266)
Net income available to Units	$ 2.950	$ 0.952	$ 1.271
Weighted average Units outstanding	312,065	296,527	289,167